Certain Risk and Concentration	12 Months Ended
Jun. 30, 2014
CERTAIN RISKS AND CONCENTRATION [Abstract]
Certain Risk and Concentration
4.	CERTAIN RISKS AND CONCENTRATION

(a)	Concentration of Credit Risks

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, time deposits, restricted time deposits and accounts receivable. As of June 30, 2014, substantially all of the Group’s cash and cash equivalents, restricted cash, time deposits and restricted time deposits were held in financial institutions located in the PRC that management believes are of high-credit rating and sound quality. Accounts receivable are typically unsecured and denominated in RMB, and are derived from revenues earned from operations arising in the PRC. Management believes credit risk on accounts receivable is moderate due to the diversity of its services and customers.

(b)	Foreign Currency Risk

The majority of the Group’s operating transactions are generally denominated in RMB and a significant portion of the Group’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is affected by changes in central government policies and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by companies in China must be processed through PBOC or other PRC foreign exchange regulatory bodies and requires certain supporting documentation in order to affect the remittance.

The Group receives cash flows from operations in RMB and therefore, is also exposed to foreign currency exchange risk arising from exchange rate movement between RMB and US$ when the use of such RMB receipts to repay the bank borrowings dominated in US$. In July 2013, the Company entered into two foreign exchange forward contracts to protect against deprecation of RMB with total notional amount of US$20,000 to manage this foreign currency exchange risk (see Note 20).

(c)	Interest Rate Risk

The Group’s exposure to interest rate risk mainly arises from long-term borrowings. Borrowings issued at variable interest rates expose the Group to cash flow interest rate risk.

As part of its capital risk management policy, the Group protects part of its borrowings from exposure to fluctuation in benchmark interest rate (primarily the 3-month LIBOR). In July 2013, the Company entered into an interest swap contract under which it receives interest based on the 3-month LIBOR and pay interest at fixed rate in relation to its US$20,000 loan (see Note 20).

(d)	Major Customers

No individual customer accounted for more than 10% of net revenues during the years ended June 30, 2012, 2013 and 2014. No individual customer accounted for more than 10% of accounts receivable as of June 30, 2013 and 2014.

(e)	PRC Regulations

The Chinese market in which the Group operates exposes the Group to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide online advertising, mobile and internet related services through contractual arrangements in the PRC since these industries remain highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s corporate structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure its operations entirely if it finds that the Group’s contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in noncompliance. However, any such restructuring may cause significant disruption to the Group’s business operations.